CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 CNY (¥) shares
Condensed Financial Information of Parent Company [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	60,342,099	60,342,099	60,342,099	60,342,099
Common stock, shares outstanding (in shares)	60,342,099	60,342,099	60,342,099	60,342,099
Parent Company [Member]
Condensed Financial Information of Parent Company [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	60,342,099	60,342,099	60,342,099	60,342,099
Common stock, shares outstanding (in shares)	60,342,099	60,342,099	60,342,099	60,342,099
Amount Restricted To Transfer From Subsidiary To Parent	$ 88,930	¥ 601,064	$ 84,091	¥ 569,279